SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

(a) Basis of Presentation and Principles of Consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, all adjustments (consisting of normal recurring adjustments) have been made that are necessary to present fairly the financial position, the results of its operations and cash flows. The consolidated financial statements include the accounts of the Company, and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Reverse Stock Split: A one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares was effective on May 29, 2025 (the “Reverse Stock Split”). Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented, unless otherwise indicated.

Use of Estimates

(b) Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company’s significant estimates include estimates used in business acquisition, goodwill assessment, going concern assessment and assessment of credit losses. Management makes these estimates using the best information available at the time the estimates are made; however actual results could differ from those estimates.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Economic, Pandemic, Political, and Currency Exchange Risks

(c) Economic, Pandemic, Political, and Currency Exchange Risks

All the Company’s revenue-generating operations are conducted in mainland China. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic, public health, and legal environments in the PRC, and by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks that are not typically pertaining to the companies in North America and Western Europe. These include risks associated with, among others, the political, economic, public health concerns, and legal environments, geopolitical influences, and foreign currency exchange, notably in recent events, where the government’s sudden interventions or modifications of the laws and regulations currently in effective could negatively impact the Company’s operations and financial results.

The functional currency of the Company is primarily Chinese Renminbi Yuan (“RMB”), which is not freely convertible into foreign currencies. The Company cannot guarantee that the current exchange rate will remain steady. Therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and yet, because of fluctuating exchange rates, record higher or lower profit depending on exchange rate of RMB. RMB converted to U.S. dollars on the relevant dates. The exchange rate could fluctuate depending on changes in the political and economic environment without notice.

Cash and Cash Equivalents

(d) Cash and Cash Equivalents

The Company considers all highly liquid investments purchased and cash deposits with financial institutions with original maturities of three months or less to be cash equivalents. The Company had no cash equivalents other than bank and cash as of June 30, 2026 or December 31, 2025.

The Company maintains its bank accounts at credit worthy financial institutions and closely monitors the movements of its cash positions. As of June 30, 2026, and December 31, 2025, approximately $1.0 million and $2.1 million of cash, respectively, was held in bank accounts in Hong Kong and mainland China.

Restricted Cash

(e) Restricted Cash

Restricted cash represents the bank deposit frozen by the court as a result of legal proceedings. As of June 30, 2026 and December 31, 2025, the Company had restricted cash balance of $12,000 and nil, respectively.

Accounts Receivable, Accounts Receivable – related parties, and Concentration of Risk

(f) Accounts Receivable, Accounts Receivable – related parties, and Concentration of Risk

Accounts receivable are recognized and carried at carrying amount less an allowance for credit loss, if any. The Company maintains an allowance for credit losses resulting from the inability of its customers to make required payments based on contractual terms. The Company reviews the collectability of its receivables on a regular and ongoing basis according to historical trend, and estimates its provision for expected credit losses on receivables aging analysis.

In addition, the Company estimates allowance for credit losses for the anticipation of future economic condition and credit risk indicators of customers. After all attempts to collect a receivable have failed, the receivable is written off against the allowance. In the event the Company recovers amounts previously reserved for, the Company will reduce the specific allowance for credit losses. The balance of allowance for credit losses for the six month ended June 30, 2026 has increased by approximately $1.5 million from the year ended December 31, 2025.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Accounts receivable as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Accounts Receivable	$18,897,430	$17,500,166
Allowance for credit losses	(10,067,840)	(8,518,902)
Accounts Receivable, net	$8,829,590	$8,981,264
Accounts Receivable - related parties	$112	$398,538
Allowance for credit losses	(112)	(139,796)
Accounts Receivable - related parties, net	$-	$258,742

The normal credit term is ranging from 1 month to 3 months after the customers’ acceptance of data storage servers or software, and completion of advertising and other services, and ranging from 1 month to 6 months after the customers’ acceptance of ads display terminals. The normal credit term for elevator project, maintenance, repair and operations supply and services is ranging from 3 months to 6 months. However, because of various factors related to the business cycle, the actual collection of outstanding accounts receivable may be beyond the normal credit terms.

The allowance for credit losses at June 30, 2026 and December 31, 2025, totaled approximately $10.1 million and $8.7 million, respectively, representing management’s best estimate. The following table describes the movements for allowance for credit losses during the six month period ended June 30, 2026 and the year ended December 31, 2025:

Balance at January 1, 2025	$7,688,491
Increase in allowance for credit losses	4,931,702
Amounts recovered during the year	(19,167)
Decrease from dissolution of a subsidiary	(228,958)
Amounts written off as uncollectible	(4,001,169)
Foreign exchange difference	287,799
Balance at December 31, 2025	$8,658,698
Increase in allowance for credit losses	1,051,848
Impairment losses reversed	(490,306)
Foreign exchange difference	847,712
Balance at June 30, 2026 (Unaudited)	$10,067,952

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Advances to Suppliers, net

(g) Advances to Suppliers, net

Advances to suppliers include but are not limited to cash deposits for the purchase of inventory items and super-computing server machines from suppliers. For the six months ended June 30, 2026 and 2025, the increase in allowance for credit losses for advances to suppliers was approximately $94,000 and $69,000, respectively.

Contract Assets and Contract Liabilities

(h) Contract Assets and Contract Liabilities

Projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on our consolidated balance sheets as “contract assets”. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined.

As of June 30, 2026 and December 31, 2025, the Company had contract assets of $701,000 and $789,000, respectively. The amounts of contract assets are expected to be recovered within one year. During the periods ended June 30, 2026 and 2025, no provision was made to contract assets.

Contract liabilities on uncompleted contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized. Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period.

As of June 30, 2026 and December 31, 2025, the Company had contract liabilities of $1,299,000 and $nil, respectively.

Advances from Customers and Related Parties

(i) Advances from Customers and Related Parties

Advances from customers and related parties represent cash received from customers and related parties as advance payments for the purchases of the Company’s products and services.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Fair Value and Fair Value Measurement of Financial Instruments

(j) Fair Value and Fair Value Measurement of Financial Instruments

Management has estimated that carrying amounts reported in the consolidated balance sheets for cash, accounts receivable, accounts receivable – related parties, advances to suppliers, contract assets, other current assets, short-term bank loans, long-term bank loans, accounts payable, advances from customers, advances from customers - related parties, accrued payroll and benefits, other payables and accrued expenses, income taxes payable, and due to related parties approximate their fair market value based on the short-term maturity of these instruments.

Fair Value Accounting

(k) Fair Value Accounting

Financial Accounting Standards Board (FASB) Accounting Standards Codifications (ASC) 820-10 “Fair Value Measurements and Disclosures”, establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). As required by FASB ASC 820-10, assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The three levels of the fair value hierarchy under FASB ASC 820-10 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Inventories, net

(l) Inventories, net

Inventories are valued at the lower of cost (weighted average basis) and net realizable value. Net realizable value is the expected selling price in the ordinary course of business minus any costs of completion, disposal, and transportation to make the sale.

The Company performs an analysis of slow-moving or obsolete inventory periodically and any necessary valuation reserves, which could potentially be significant, are included in the period in which the evaluations are completed. Any inventory impairment results in a new cost basis for accounting purposes.

Property, equipment and software

(m) Property, equipment and software

Property, equipment and software are stated at cost less accumulated amortization and depreciation. Amortization and depreciation are provided over the assets’ estimated useful lives, using the straight-line method. Estimated useful lives of property, equipment and software are as follows:

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronic equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5-10 years
Media display equipment	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss are included in the Company’s results of operations.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Business combination

(n) Business combination

In accordance with ASC 805, the Company applies acquisition method to account for business combination. The acquisition method requires that the fair value of the underlying exchange transaction is used to establish a new accounting basis of the acquired entity upon the acquirer taking control over the acquiree. Furthermore, because of obtaining control the acquirer is responsible and accountable for all of the acquiree’s assets, liabilities and operations, the acquirer recognizes and measures the assets acquired and liabilities assumed at their full fair values as of the date control is obtained, which may result in goodwill, when purchase consideration exceeds the net of fair value of the assets acquired and liabilities assumed, or a bargain purchase gain, when the net of fair value of the assets acquired and liabilities assumed exceeds the purchase consideration, regardless of the percentage ownership in the acquiree or how the acquisition was achieved.

The Company evaluates goodwill for impairment on an annual basis or more frequently if indicators of impairment exist that would more likely than not reduce the fair value of a reporting unit below its carrying amount. The Company conducts a quantitative goodwill impairment test, which involves comparing the estimated fair value of the reporting unit with its carrying value, including goodwill. The Company estimates the fair value of a reporting unit using the income approach. If the carrying value of the reporting unit exceeds its estimated fair value, an impairment loss is recorded for the difference.

Disposal of subsidiary

(o) Disposal of subsidiary

The Company deconsolidates a subsidiary upon the loss of control, the related subsidiary’s assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss.

Any consideration received is recognized at fair value. Any resultant gain or loss is recognized in the Statement of Operations.

Long-term investment

(p) Long-term investment

The Company’s long-term investment consists of investments accounted for under the equity method and equity investments without readily determinable fair value. Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to measure those investments at cost, less any impairment (if applicable plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer).

For equity investments that the Company elects to measure at cost, less any impairment, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. For equity investments without readily determinable fair value, the Company uses Level 3 inputs of fair value accounting in accordance with ASC 820-10 and recognizes impairment loss other than temporary in the statement of operations equal to the difference between its initial investment and its proportional share of the net book value of the investee’s net assets which approximates its fair value.

For impairment on equity investments without readily determinable fair value, the Company uses Level 3 inputs of fair value accounting in accordance with ASC 820-10 and recognizes impairment loss in the statement of operations equal to the difference between its initial investment and its proportional share of the net book value of investee’s net assets which approximates its fair value if those are determined to be other than temporary.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Convertible promissory note

(q) Convertible promissory note

The Company determines the appropriate accounting treatment of its convertible debts in accordance with the terms in relation to conversion features. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt and liability and equity components following the guidance described under ASC 815 Derivatives and Hedging and ASC 470 Debt. The debt discount, if any, together with related issuance cost are subsequently amortized as interest expense over the period from the issuance date to the earliest conversion date or stated redemption date. The Company presented the issuance cost of debt in the balance sheet as a direct deduction from the related debt.

Impairment of Long-Lived Assets

(r) Impairment of Long-Lived Assets

Long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Recoverability of assets to be held and used is determined by comparing their carrying amount with their expected future net undiscounted future cash flows from the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by how much the carrying amount exceeds the fair value of the assets. There were no impairment charges for the six months ended June 30, 2026 and 2025. Assets held for disposal, if any, are reported at the lower of the carrying amount or fair value less costs to sell.

Operating leases - Right-of-use assets and lease liabilities

(s) Operating leases - Right-of-use assets and lease liabilities

The Company accounts for lease under ASC 842 “Leases”, and also elects practical expedient not to separate non-lease component from lease components in accordance with ASC 842-10-15-37 and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. The Company also elects the practical expedient not to recognize lease assets and lease liabilities for leases with a term of 12 months or less.

The Company recognized a lease liability and corresponding right-of-use asset based on the present value of minimum lease payments discounted at the Company’s incremental borrowing rate. The Company records amortization and interest expense on a straight-line basis based on lease terms and reduces lease liabilities upon making lease payments.

Revenue Recognition

(t) Revenue Recognition

In accordance with the ASC 606, the Company recognizes revenues net of applicable taxes, when goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those goods or services.

The Company generates its revenues primarily from six sources: (1) product sales, (2) software sales, (3) advertising, (4) elevator project, and (5) elevator Maintenance, Repair and Operations (“MRO”) and (6) elevator services. Revenue is recognized when obligations under the terms of a contract with our customers are satisfied, generally, upon delivery of the goods and services.

Revenue - Products

Product revenues are generated primarily from the sale of Cloud-Application-Terminal based digital ads display terminals with integrated software essential to the functionality of the hardware to our customers (inclusive of related parties), high-end data storage servers, super-computing servers and graphic cards. Although manufacturing of the products has been outsourced to the Company’s Original Equipment Manufacturer (OEM) suppliers or directly sourced from the suppliers, the Company has acted as the principal of the contract. The Company recognized the product sales at the point of delivery. Product sales are classified as “Revenue-Products” on the Company’s consolidated statements of operations.

Revenue - Software

Revenue – software represents software upgrade and maintenance services provided for customers by the Company. The Company recognized the software revenue for software upgrade and maintenance service on a straight-line basis over the contracted service period.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Revenue - Advertising

The Company generates revenues primarily from providing advertising slots to customers to promote their businesses by broadcasting advertisements on identifiable digital ads display terminals and vehicular ads display terminals in different geographic regions and locations through a cloud-based new media sharing platform. The Company also contracts individuals to promote special events or for various occasions. The Company is only obligated to broadcast the advertisements to the contracted digital ads display terminals, and therefore allocates 100% of the transaction price to advertisement broadcasting. The transaction price for advertisement broadcasting is fixed based on the numbers of advertisement delivery and duration of the contract, and has no variable consideration, or significant financing component, or subsequent price change, and is not refundable.

The Company recognizes the revenues, net of applicable taxes, from advertisement broadcasting contracts with customers over the contracted advertising duration.

The Company also generates its advertising revenue through facilitating internet promotion advertising service and recognizes the revenue over the contracted advertising duration. The Company provides advertising services to customers for promotion of their brands and products through internet. For the network promotion advertising contracts, the Company generally recognizes revenue over time, because the customer simultaneously receives and consumes the benefits as the Company performs throughout a fixed contract term.

Revenue - Project

Project represents two types of revenue, i.e. sales of elevators and elevator installation services.

Product revenues are generated from the sale of elevators. The transfer of control is initiated when ordered equipment is delivered to a customer site as then the customer has the ability to direct the use of and obtain substantially all the remaining benefits from. The Company has acted as the principal of the contract. The Company recognized the product sales at the point of delivery.

Installation services provide mobility solutions with elevators for all applications and needs. The control is transferred continuously to the customer from the start of the installation of the unit, as the work performed enhances an asset controlled by the customer. Revenue is recognized over time using costs incurred to date relative to total estimated costs at completion to measure progress. Incurred costs represent work performed, which corresponds with and best depicts transfer of control or the enhancement of the customer’s assets. Contract costs included in the calculation are comprised of materials, subcontractors’ costs or other direct costs. In developing the total cost estimates, the Company utilizes a combination of its historical cost experience and expected costs considering current circumstances.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Revenue - MRO

MRO represents two types of revenue, i.e. revenues from elevator maintenance services and repairs services.

Maintenance services are rendered by the Company for the installations carried out by us and other service providers. Control is transferred to the customer over the contract period based on the time elapsed. Maintenance revenue is recognized over the contract period as the service is provided, according to the agreed contractual terms and conditions.

Wide range of repair services are rendered by the Company to the installations carried out by us and other service providers. For repairs, the customer benefits from the service once the repair is completed, revenue is therefore recognized at the point of service completion.

Revenue - Service

Elevator service represents two types of revenue, i.e. revenues from platform service and consultation services.

The Company owns a software which serves a platform providing elevator operational data to the customers through intelligent sensors installed in the elevators and connected to the platform. The customers purchase platform service will be granted periodic access rights to access the platform for the review of operational data of elevators. Given the continuous nature of this service, the Company recognizes revenue from platform service on a straight-line basis which aligns with the cost and benefit profile of this service. Platform revenue is recognized over the contract period as the service is provided.

Consultation services include the provision of solutions on technical issues relating to elevators. The revenue is recognized when the service is completed and accepted by the customer.

Revenue - Other

The Company also reports other revenue, which comprises: (i) revenue from system upgrade and technical support services; (ii) platform service fee; and (iii) rental income.

System upgrade and technical support revenue is recognized when performance obligations are satisfied upon completion of the services. Platform service fee is charged based on number of the display terminals used by the customers or a percentage of advertising revenue generated by the display terminals. Platform service revenue is recognized on a monthly basis over the contract period.

The Company follows ASC 842 – Leases that requires lessor to identify the underlying assets and allocate rental income among considerations in lease and non-lease components. The Company owns two units of office space. The first unit is leased to a third party with an initial lease term of two years commencing on May 1, 2024 and expiring on April 30, 2026. It was subsequently renewed for an additional three years with the maturity date extended to April 30, 2029. The second unit was leased to another third party with lease term of three years starting from January 1, 2024 to December 31, 2026, but was early terminated on June 30, 2025. The lease agreements have fixed monthly rental payments, and no non-lease component or option for lessees to purchase the underlying assets. The Company collects monthly rental payments from the lessees, and has generated approximately $121,000 and $126,000 rental income for the periods ended June 30, 2026, and 2025, respectively.

Annual minimum rental income to be received in the next 5 years:
2026	120,978
2027	241,956
2028	241,956
2029	80,652
2030	-
Total	685,542

Contract balances

The Company records advances from customers when cash payments are received or due in advance of our performance. For the six months ended June 30, 2026 and 2025, the Company recognized revenue of approximately $456,000 and $2,169,000, respectively, that was included in the advances from customers balance at the beginning of each reporting period.

Practical expedients and exemptions

The Company generally expenses sales commissions if any incurred because the amortization period would have been one year or less.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Cost of Sales - advertising

(u) Cost of Sales - advertising

The cost of sales for advertising revenue mainly comprises of direct costs of generating advertising revenue including lease expense for the wall space, to where the ads display terminal to be installed, installation costs of ads display terminals, depreciation of display termination, labor, and other related expenses.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Discontinued Operations

(v) Discontinued Operations

The Company follows “ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity” for reporting discontinued operations. Under the revised standard, a discontinued operation must represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. Examples could include a disposal of a major line of business, a major geographical area, a major equity method investment, or other major parts of an entity. The revised standard also allows an entity to have certain continuing cash flows or involvement with the component after the disposal. Additionally, the standard requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

Segment reporting

(w) Segment reporting

Segment information is consistent with how the Chief Operating Decision Maker, i.e., the Directors of the Company, review the businesses, make investing and resource allocation decisions and assess operating performance. Transfers and sales between reportable segments, if any, are recorded at cost.

The Company reports financial and operating information in the following three segments:

(1)	Cloud-based Technology (CBT) segment — It includes the Company’s cloud-based products, high-end data storage servers and related services sold to private sectors including new media, healthcare, education and residential community management, and among other industries and applications. In this segment, the Company generates revenues from the sales of hardware and software solutions with proprietary software and content as well as from designing and developing software products specifically customized for private sector customers’ needs for a fixed price. The Company includes the revenue and cost of revenue of high-end data storage servers in the CBT segment. Advertising services is included in the CBT segment, after the Company consummated the acquisition of TNM. Advertisements are delivered to the ads display terminals and vehicular ads display terminals through the Company’s cloud-based new media sharing platform. Incorporation of advertising services complements the Company’s out-of-home advertising business strategy.

(2)	Traditional Information Technology (TIT) segment - The TIT segment includes the Company’s project-based technology products and services sold to the public sector. The solutions the Company has sold primarily include Geographic Information Systems (GIS), Digital Public Security Technology (DPST), and Digital Hospital Information Systems (DHIS). In this segment, the Company generates revenues from sales of hardware and system integration services. As a result of the business transformation, the TIT segment is gradually being phased out in 2021. Nevertheless, due to the difference business nature from the other segments, the Chief Operating Decision Maker considers it is a separate operating segment of which the performance is separately assessed and financial information for this segment is separately disclosed for financial reporting purpose.

(3)	Smart Elevator (SE) segment - Following the acquisition of Skyladder Group Limited in November 2025, the Company added the Smart Elevator (SE) segment. As a provider of elevator services, the Company provides services throughout the entire elevator lifecycle, including sales, installation, repair, cloud-based maintenance, renovation, and upgrades. The segment serves a diverse user base, including governments, businesses, and households. In this segment, the Company generates revenues from elevator sales and installation contracts, as well as maintenance, repair, and other service agreements. The SE segment diversifies the Company’s cloud-based product offerings and expands the Company’s presence in the smart building and urban infrastructure market.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Recent Accounting Pronouncements

(x) Recent Accounting Pronouncements

(i) Recently adopted accounting pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, (“ASU 2023-09”). The ASU enhances the transparency and decision usefulness of income tax disclosures by requiring additional disaggregation of information related to the effective tax rate reconciliation, income taxes paid, and income tax expense and pretax income by jurisdiction. The Company adopted ASU 2023 09 on a prospective basis effective January 1, 2025. Accordingly, the enhanced income tax disclosures are presented beginning in fiscal year 2025, and prior period disclosures have not been recast. The adoption of this guidance did not have an impact on the Company’s consolidated results of operations, financial position, or cash flows, as the amendments relate solely to disclosure requirements.

In March 2024, the FASB issued ASU 2024-02, “Codification Improvements – Amendments to Remove References to the Concept Statements” (“ASU 2024-02”). ASU 2024-02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. The Company adopted ASU 2024-02 for the annual period ending December 31, 2025. The adoption of this standard did not have a material impact to our results of operations, cash flows or financial condition.

(ii) Recently issued accounting pronouncements not yet adopted

In January 2025, the FASB issued ASU 2025-01, “Income Statement – Comprehensive Income – Expense Disaggregation Disclosure (Subtopic 220-40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024-03 and clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In November 2024, the FASB issued ASU 2024-03, “Income Statement—Reporting Comprehensive Income (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. In January 2025, the FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 (on disclosures about disaggregation of income statement expenses) “to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.” Entities within the ASU’s scope are permitted to early adopt the ASU. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

Other accounting standards issued by FASB do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.